Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets
		May 8, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Warrant liability	As Previously Reported	—	—	—	—
	Adjustments	24,200,000	23,030,000	45,050,000	56,930,000
	As Restated	24,200,000	23,030,000	45,050,000	56,930,000

Total Liabilities	As Previously Reported	11,299,788	10,753,271	11,443,090	12,381,002
	Adjustments	24,200,000	23,030,000	45,050,000	56,930,000
	As Restated	35,499,788	33,783,271	56,493,090	69,311,002

Class A ordinary shares subject to possible redemption	As Previously Reported	287,041,190	286,786,990	285,557,170	284,197,210
	Adjustments	(24,214,650)	(23,030,000)	(45,050,000)	(56,930,000)
	As Restated	262,826,540	263,756,990	240,507,170	227,267,210

Class A ordinary shares subject to possible redemption, shares outstanding	As Previously Reported	28,704,119	28,678,699	28,555,717	28,419,721
	Adjustments	(2,421,465)	(2,303,000)	(4,505,000)	(5,693,000)
	As Restated	26,282,654	26,375,699	24,050,717	22,726,721

Class A ordinary shares	As Previously Reported	130	132	144	158
	Adjustments	242	230	451	569
	As Restated	372	362	595	727

Class A ordinary shares, shares outstanding	As Previously Reported	1,295,881	1,321,301	1,444,283	1,580,279
	Adjustments	2,421,465	2,303,000	4,505,000	5,693,000
	As Restated	3,717,346	3,624,301	5,949,283	7,273,279

Additional paid-in capital	As Previously Reported	5,113,134	5,352,792	6,582,601	7,942,547
	Adjustments	877,413	(292,578)	21,727,203	33,607,078
	As Restated	5,990,547	5,060,214	28,309,804	41,549,625

Accumulated deficit	As Previously Reported	(114,123)	(353,668)	(1,583,490)	(2,943,447)
	Adjustments	(877,647)	292,353	(21,727,647)	(33,607,647)
	As Restated	(991,770)	(61,315)	(23,311,137)	(36,551,094)

Total Shareholders’ equity	As Previously Reported	5,000,004	5,000,006	5,000,005	5,000,008
	Adjustments	(2)	1	—	—
	As Restated	5,000,002	5,000,007	5,000,005	5,000,008

Schedule of statements of operations
		Six Months Ended June 30, 2020	Nine Months Ended September 30, 2020	Year Ended December 31, 2020
Change in fair value of the warrant liability	As Previously Reported	—	—	—
	Adjustments	1,170,000	(20,850,000)	(32,730,000)
	As Restated	1,170,000	(20,850,000)	(32,730,000)

Offering costs allocated to derivative warrant liabilities	As Previously Reported	—	—	—
	Adjustments	(877,647)	(877,647)	(877,647)
	As Restated	(877,647)	(877,647)	(877,647)

Net loss	As Previously Reported	(344,629)	(1,574,451)	(2,934,408)
	Adjustments	292,353	(21,727,647)	(33,607,647)
	As Restated	(52,276)	(23,302,098)	(36,542,055)

Weighted average shares outstanding subject to possible redemption, basic and diluted	As Previously Reported	N/A	N/A	28,635,732
	Adjustments	26,284,377	26,325,998	(3,194,817)
	As Restated	26,284,377	26,325,998	25,440,915

Basic and diluted net income per share, shares subject to redemption	As Previously Reported	N/A	N/A	$0.00
	Adjustments	$0.00	$0.00	$0.00
	As Restated	$0.00	$0.00	$0.00

Weighted average ordinary shares outstanding, basic and diluted	As Previously Reported	8,675,841	8,724,681	8,387,147
	Adjustments	(73,403)	732,999	2,077,504
	As Restated	8,602,438	9,457,680	10,464,651

Basic and diluted net loss per share, Non-redeemable shares	As Previously Reported	$(0.04)	$(0.19)	$(0.36)
	Adjustments	$0.03	$(2.28)	$(3.14)
	As Restated	$(0.01)	$(2.47)	$(3.50)
		Three Months Ended June 30, 2020	Three Months Ended September 30, 2020
Change in fair value of the warrant liability	As Previously Reported	—	—
	Adjustments	1,170,000	(22,020,000)
	As Restated	1,170,000	(22,020,000)

Offering costs allocated to derivative warrant liabilities	As Previously Reported	—	—
	Adjustments	(877,647)	—
	As Restated	(877,647)	—

Net income (loss)	As Previously Reported	(285,630)	(1,229,822)
	Adjustments	292,353	(22,020,000)
	As Restated	6,723	(23,249,822)

Weighted average shares outstanding subject to possible redemption, basic and diluted	As Previously Reported	N/A	N/A
	Adjustments	26,284,377	26,325,998
	As Restated	26,284,377	26,325,998

Basic and diluted net income per share, shares subject to redemption	As Previously Reported	N/A	N/A
	Adjustments	$0.00	$0.00
	As Restated	$0.00	$0.00

Weighted average ordinary shares outstanding, basic and diluted	As Previously Reported	8,726,681	8,821,301
	Adjustments	978,194	2,344,174
	As Restated	9,704,875	11,165,475

Basic and diluted net loss per share, Non-redeemable shares	As Previously Reported	$(0.04)	$(0.14)
	Adjustments	$0.04	$(1.94)
	As Restated	$(0.00)	$(2.08)

Schedule of statements of changes in stockholders’ equity
		June 30, 2020	September 30, 2020	December 31, 2020
Class A ordinary shares	As Previously Reported	132	144	158
	Adjustments	230	451	569
	As Restated	362	595	727

Additional Paid in Capital	As Previously Reported	5,352,793	6,582,601	7,942,547
	Adjustments	(292,579)	21,727,203	33,607,078
	As Restated	5,060,214	28,309,804	41,549,625

Accumulated Deficit	As Previously Reported	(353,668)	(1,583,490)	(2,943,447)
	Adjustments	292,353	(21,727,647)	(33,607,647)
	As Restated	(61,315)	(23,311,137)	(36,551,094)

Total Shareholders’ Equity	As Previously Reported	5,000,006	5,000,005	5,000,008
	Adjustments	1	—	—
	As Restated	5,000,007	5,000,005	5,000,008

Schedule of statements of cash flows
		Six Months Ended June 30, 2020	Nine Months Ended September 30, 2020	Year Ended December 31, 2020
Net loss	As Previously Reported	(344,629)	(1,574,451)	(2,934,408)
	Adjustments	292,353	(21,727,647)	(33,607,647)
	As Restated	(52,276)	(23,302,098)	(36,542,055)

Change in fair value of warrant liability	As Previously Reported	—	—	—
	Adjustments	(1,170,000)	20,850,000	32,730,000
	As Restated	(1,170,000)	20,850,000	32,730,000

Offering costs allocated to derivative warrant liabilities	As Previously Reported	—	—	—
	Adjustments	877,647	877,647	877,647
	As Restated	877,647	877,647	877,647

Initial value of Class A ordinary shares subject to possible redemption	As Previously Reported	287,041,190	287,041,190	287,041,190
	Adjustments	(24,214,650)	(24,214,650)	(24,214,650)
	As Restated	262,826,540	262,826,540	262,826,540

Change in value of Class A ordinary shares subject to possible redemption	As Previously Reported	(254,200)	(1,229,820)	(2,843,980)
	Adjustments	1,184,650	(22,020,000)	(32,715,350)
	As Restated	930,450	(23,249,820)	(35,559,330)